Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 39,593	$ 31,155
Additions	4,796	8,438
Ending balance	44,389	39,593
Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	18,336	12,497
Amortization	7,141	5,839
Ending balance	25,477	18,336
Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	21,257
Ending balance	18,912	21,257
Internally Generated Completed [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	34,849	26,901
Transfers	4,655	7,948
Ending balance	39,504	34,849
Internally Generated Completed [Member] | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	15,138	9,374
Amortization	7,093	5,764
Ending balance	22,231	15,138
Internally Generated Completed [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	19,711
Ending balance	17,273	19,711
Internally Generated In Process [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,388	898
Additions	4,796	8,438
Transfers	(4,655)	(7,948)
Ending balance	1,529	1,388
Internally Generated In Process [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,388
Ending balance	1,529	1,388
Acquired Software Licences [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,356	3,356
Ending balance	3,356	3,356
Acquired Software Licences [Member] | Accumulated Depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,198	3,123
Amortization	48	75
Ending balance	3,246	3,198
Acquired Software Licences [Member] | Net Book Value [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	158
Ending balance	$ 110	$ 158